ALLIANZGI CONVERTIBLE & INCOME FUND

STATEMENT ESTABLISHING AND FIXING THE RIGHTS AND PREFERENCES

OF

CUMULATIVE PREFERRED SHARES

AllianzGI Convertible & Income Fund (the “Trust”), a business trust organized under the laws of the Commonwealth of Massachusetts certifies that:

RECITALS

FIRST: The Board of Trustees of the Trust (together with any duly authorized committee thereof, as permitted by applicable law, the “Board of Trustees”) is authorized pursuant to Article III, Section 1 of the Trust’s Amended and Restated Agreement and Declaration of Trust, dated as of March 12, 2003 (as subsequently amended, supplemented or restated, the “Declaration”), to authorize for issuance shares of beneficial interest of the Trust in one or more classes and series, with such preferences, voting powers, terms of redemption, if any, and special or relative rights or privileges (including conversion rights, if any) as the Trustees may determine.

SECOND: Pursuant to the authority expressly vested in the Board of Trustees of the Trust by Article III, Section 1 of the Declaration, the Board of Trustees has, by resolution, authorized the issuance of preferred shares of the Trust, with a par value of $0.00001 per share, (the “Cumulative Preferred Shares”), such Cumulative Preferred Shares to be issued in one or more series (each such series, a “Series” or “Series of Cumulative Preferred Shares”), with the preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, and terms and conditions that are set forth in this Statement, as supplemented, with respect to each Series, by an appendix applicable to such Series (each such appendix, an “Appendix”).

THIRD: This Statement shall be considered part of the Trust’s Fifth Amended and Restated Bylaws, as amended, supplemented or restated from time to time (the “Bylaws”), incorporated by reference therein as Part 2 of Article 11 thereof. To the extent the provisions set forth herein conflict with the provisions of the Declaration or Bylaws with respect to any such preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, and terms and conditions of the Cumulative Preferred Shares, or any Series thereof, this Statement shall control.

PART I

DEFINITIONS

1.1 Defined Terms:

“1940 Act” means the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, or any successor statute.

“Adviser” means Allianz Global Investors U.S. LLC, a Delaware limited liability company, or such other Person as shall be serving as the investment adviser of the Trust.

“APS” shall have the meaning provided in Article 11.1 of the Bylaws.

“APS Statement” means Part 1 of Article 11 of the Bylaws.

“Asset Coverage” means asset coverage, as determined in accordance with Section 18(h) of the 1940 Act, of at least 200% with respect to all outstanding senior securities of the Trust which are stock, including all Outstanding Cumulative Preferred Shares and APS (or such other asset coverage as may in the future be specified in or under the 1940 Act as the minimum asset coverage for senior securities which are stock of a closed-end investment company as a condition of declaring dividends on its common stock), determined on the basis of values calculated as of a time within 48 hours (not including Saturdays, Sundays or holidays) next preceding the time of such determination.

“Board of Trustees” has the meaning set forth in the Recitals to this Statement.

“Business Day” means a day on which the New York Stock Exchange is open for trading and that is neither a Saturday nor a Sunday.

“Bylaws” has the meaning set forth in the recitals to this Statement.

“Common Shares” means the common shares of beneficial interest, par value $0.00001 per share, of the Trust.

“CPS Asset Coverage Cure Date” means, with respect to the failure by the Trust to maintain Asset Coverage (as required by paragraph 6(a)(i) of Part II hereof) as of the last Business Day of each March, June, September and December of each year, the date that is 49 calendar days following such Business Day.

“Cure Date” shall have the meaning set forth in paragraph 4(a) of Part II hereof.

“Cumulative Preferred Shares” has the meaning set forth in the recitals to this Statement.

“Date of Original Issue” means, with respect to each Series, the date specified as the Date of Original Issue for such Series in the Appendix to this Statement applicable to such Series.

“Declaration” has the meaning set forth in the recitals to this Statement.

“Deposit Assets” means cash, Short Term Money Market Instruments and U.S. Government Obligations. Except for purposes of determining Rating Agency Asset Coverage, each Deposit Asset shall be deemed to have a value equal to its principal or face amount payable at maturity plus any interest payable thereon after delivery of such Deposit Asset but only if payable on or prior to the applicable payment date in advance of which the relevant deposit is made.

“Dividend Disbursing Agent” means, with respect to each Series, American Stock Transfer & Trust Company, LLC and its successors or any other dividend disbursing agent appointed by the Trust and, with respect to any other class or series of Preferred Shares, the Person appointed by the Trust as dividend disbursing or paying agent with respect to such class or series.

“Dividend Payment Date” means, with respect to each Series, a date specified in the Appendix to this Statement applicable to such Series on which dividends and distributions declared by, or under authority granted by, the Board of Trustees thereon are payable pursuant to the provisions of paragraph 2(a) of Part II of this Statement.

“Dividend Period” shall, with respect to each Series, have the meaning set forth in paragraph 2(a) of Part II hereof with respect to such Series.

“Dividend Rate” with respect to each Series, shall have the meaning set forth in the Appendix to this Statement relating to such Series.

“Fitch” means Fitch Ratings, Inc. and its successors at law.

“Fitch Asset Coverage” means, with respect to each Series, as of a particular date or time, sufficient asset coverage such that the Trust is satisfying both the (i) Fitch Total OC Test and the (ii) Fitch Net OC Test, in each case with respect to such Series, as of such date or time.

“Fitch Criteria” means the report issued by Fitch entitled “Closed-End Funds and Market Value Structures Rating Criteria” dated July 5, 2018 and attached to this Statement as Exhibit A, which is hereby incorporated by reference into and made a part of this Statement. The Trust may, but is not required to, amend or restate the Fitch Criteria from time to time, through an amendment or restatement of Exhibit A or otherwise, to reflect revised criteria issued by Fitch Ratings by resolution of the Board of Trustees of the Trust and without shareholder approval.

“Fitch Net OC” has the meaning given to such term in the Fitch Criteria to be consistent with the rating (if any) then assigned to a Series, and shall be calculated with respect to the Trust in accordance with the applicable formula and related guidance provided in the Fitch Criteria and by Fitch (including with respect to discount factors, if any, or other treatment to be applied with respect to securities or other assets held by the Trust which are not specifically referenced in the Fitch Criteria), and the good faith determinations of the Trust or its agents of the Fitch Net OC and related interpretations of the Fitch Criteria shall be conclusive and binding on all parties.

“Fitch Net OC Test” means an asset coverage test with respect to a Series that shall be satisfied as of a particular date or time if the Trust has Fitch Net OC in excess of one-hundred percent (100%) as of such date or time.

“Fitch Total OC” has the meaning given to such term in the Fitch Criteria to be consistent with the rating (if any) then assigned to a Series, and shall be calculated with respect to the Trust in accordance with the applicable formula and related guidance provided in the Fitch Criteria and by Fitch (including with respect to discount factors, if any, or other treatment to be applied with respect to securities or other assets held by the Trust which are not specifically referenced in the Fitch Criteria), and the good faith determinations of the Trust or its agents of Fitch Total OC and related interpretations of the Fitch Criteria at any time and from time to time shall be conclusive and binding on all parties.

“Fitch Total OC Test” means an asset coverage test with respect to a Series that shall be satisfied as of a particular date or time if the Trust has Fitch Total OC in excess of one-hundred percent (100%) as of such date or time.

“Governing Documents” means the Declaration and the Bylaws.

“Liquidation Preference” with respect to each Series, has the meaning set forth in the Appendix to this Statement applicable to such Series.

“Notice of Redemption” shall have the meaning set forth in paragraph 4(c)(i) of Part II hereof.

“Other Rating Agency” means any rating agency other than Fitch then providing a rating for a Series of Cumulative Preferred Shares at the request of the Trust.

“Outside Redemption Date” means the 30th Business Day after a Cure Date.

“Outstanding” means, as of any date:

(i) with respect to Cumulative Preferred Shares, the Cumulative Preferred Shares theretofore issued by the Trust, or any subset of Cumulative Preferred Shares, as determined by the context, except (a) any such Cumulative Preferred Share theretofore cancelled by the Trust or delivered to the Trust for cancellation; (b) any such Cumulative Preferred Share as to which a notice of redemption shall have been given and for whose payment at the redemption thereof Deposit Assets in the necessary amount are held by the Trust in trust for, or have been irrevocably deposited with the Dividend Disbursing Agent for payment to, the holder of such share; and (c) any such Cumulative Preferred Share in exchange for or in lieu of which other shares have been issued and delivered; provided that, notwithstanding the foregoing, for purposes of voting rights (including the determination of the number of shares required to constitute a quorum), any Cumulative Preferred Shares as to which the Trust or any subsidiary of the Trust is the holder will be disregarded and deemed not Outstanding; and

(ii) with respect to the APS, “Outstanding,” as such term is defined in the APS Statement; and

(iii) with respect to any other Preferred Shares, the meaning equivalent to that for Cumulative Preferred Shares (unless otherwise specified in the provisions in the Bylaws specific to such other Preferred Shares).

“Parity Shares” means the APS, Cumulative Preferred Shares and each other Outstanding series of preferred shares of beneficial interest of the Trust, the holders of which, together with the holders of the APS, shall be entitled to the receipt of dividends or of amounts distributable upon liquidation, dissolution or winding up, as the case may be, in proportion to the full respective preferential amounts to which they are entitled, without preference or priority one over the other. For the avoidance of doubt, Cumulative Preferred Shares and each Series thereof are Parity Shares along with the APS and each Series thereof.

“Person” means and includes an individual, a partnership, the Trust, a trust, a corporation, a limited liability company, an unincorporated association, a joint venture or other entity or a government or any agency or political subdivision thereof.

“Preferred Shares” means all series of preferred shares of the Trust, and includes all Series of Cumulative Preferred Shares, the APS and any other shares of beneficial interest hereafter authorized and issued by the Trust of a class having priority over any other class as to distribution of income or payment of dividends.

“Rating Agency” means, with respect to each Series, Fitch, as long as Fitch is then rating such Series at the Trust’s request, or any Other Rating Agency then rating the Series at the Trust’s request.

“Rating Agency Asset Coverage” (i) means, with respect to the asset coverage specifications of Fitch, Fitch Asset Coverage, and (ii) means, with respect to an Other Rating

Agency then rating a Series at the Trust’s request, the analogous asset coverage requirements of such Other Rating Agency. For the avoidance of doubt, if more than one Rating Agency is rating a Series at a given time at the Trust’s request, or if different Rating Agencies are rating different Series, the Trust shall be required to satisfy the asset coverage requirements of each Rating Agency that is rating at least one Series in order to have Rating Agency Asset Coverage.

“Rating Agency Asset Coverage Cure Date,” with respect to the failure by the Trust to maintain Rating Agency Asset Coverage as of a given Valuation Date, means the tenth Business Day following such Valuation Date.

“Rating Agency Guidelines” means the Fitch Criteria or any analogous criteria or guidelines used by a Rating Agency in assigning and maintaining a rating of a Series of Cumulative Preferred Shares at the Trust’s request.

“Record Date” shall have the meaning set forth in paragraph 2(a) of Part II hereof.

“Redemption Price” has the meaning set forth in paragraph 4(a) of Part II hereof.

“Series” or “Series of Cumulative Preferred Shares” has the meaning set forth in the recitals to this Statement. The preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, and terms and conditions of each Series are set forth in this Statement, as supplemented by the Appendix applicable to such Series.

“Short Term Money Market Instruments” means the following types of instruments if, on the date of purchase or other acquisition thereof by the Trust, the remaining term to maturity thereof is not in excess of 180 days:

(i) commercial paper rated A-1 if such commercial paper matures in 30 days or A-1+ if such commercial paper matures in over 30 days;

(ii) demand or time deposits in, and banker’s acceptances and certificates of deposit of (A) a depository institution or trust company incorporated under the laws of the United States of America or any state thereof or the District of Columbia or (B) a United States branch office or agency of a foreign depository institution (provided that such branch office or agency is subject to banking regulation under the laws of the United States, any state thereof or the District of Columbia);

(iii) overnight funds; and

(iv) U.S. Government Obligations.

“Statement” means this Statement Establishing and Fixing the Rights and Preferences of Cumulative Preferred Shares, including all Appendices and exhibits hereto, as it or they may be amended, restated or supplemented from time to time in accordance with their terms.

“Trust” has the meaning set forth in the recitals to this Statement.

“U.S. Government Obligations” means direct obligations of the United States or obligations issued by its agencies or instrumentalities that are entitled to the full faith and credit of the United States and that, other than United States Treasury Bills, provide for the periodic payment of interest and the full payment of principal at maturity or call for redemption.

“Valuation Date” means the last Business Day of each month.

“Voting Period” shall have the meaning set forth in paragraph 5(b) of Part II hereof.

1.2 Interpretation. The headings preceding the text of the paragraphs included in this Statement are for convenience only and shall not be deemed part of this Statement or be given any effect in interpreting this Statement. The use of the masculine, feminine or neuter gender or the singular or plural form of words herein shall not limit any provision of this Statement. The use of the terms “including” or “include” shall in all cases herein mean “including, without limitation” or “include, without limitation,” respectively. Reference to any Person includes such Person’s successors and assigns to the extent such successors and assigns are permitted by the terms of any applicable agreement, and reference to a Person in a particular capacity excludes such Person in any other capacity or individually. Reference to any agreement, document (including this Statement), or instrument means such agreement, document or instrument as amended or modified and in effect from time to time in accordance with the terms thereof and, if applicable, the terms hereof. Except as otherwise expressly set forth herein, reference to any law means such law as amended, modified, codified, replaced or re-enacted, in whole or in part, including rules, regulations, enforcement procedures and any interpretations promulgated thereunder. Underscored references to Sections shall refer to those portions of this Statement. The use of the terms “hereunder,” “hereof,” “hereto” and words of similar import shall refer to this Statement as a whole and not to any particular Part, Section, paragraph or clause of this Statement. References herein to the “close of business” on any day shall mean 5:00 p.m., New York City time, on such day.

Unless otherwise provided, defined terms used in this Statement apply only to Cumulative Preferred Shares and defined terms used in the APS Statement apply only to shares of APS.

PART II

TERMS APPLICABLE TO ALL SERIES OF CUMULATIVE PREFERRED SHARES

1. Number of Shares; Ranking.

(a) The number of authorized shares constituting a Series of Cumulative Preferred Shares shall be as set forth with respect to such Series in the Appendix to this Statement relating to such Series.

(b) Cumulative Preferred Shares which at any time have been redeemed or purchased by the Trust shall, after such redemption or purchase, have the status of authorized but unissued Cumulative Preferred Shares.

(c) All Series of Cumulative Preferred Shares shall be treated for all purposes as Parity Shares. In this regard, Section 3 (“Liquidation Rights”) of this Statement shall be applied consistently with Article 11.3 of the APS Statement such that Cumulative Preferred Shares and APS are treated as Parity Shares. The Cumulative Preferred Shares and all Series thereof shall have preference with respect to the payment of dividends and to distributions of assets upon dissolution, liquidation or winding up of the affairs of the Trust over the Common Shares.

(d) No holder of any Series of Cumulative Preferred Shares shall have, solely by reason of being such a holder, any preemptive or other right to acquire, purchase or subscribe for any Preferred Shares or Common Shares or other securities of the Trust which it may hereafter issue or sell.

2. Dividends and Distributions.

(a) Holders of all Series of Cumulative Preferred Shares shall be entitled to receive, when, as and if declared by, or under authority granted by, the Board of Trustees, out of funds legally available therefor, cumulative cash dividends and distributions at the Dividend Rate as set forth with respect to such Series in the Appendix hereto relating to such Series, payable on each Dividend Payment Date for such Series (or, if any such day is not a Business Day, then on the next succeeding Business Day). Dividends and distributions will be payable to holders of record of Series of Cumulative Preferred Shares as they appear on the share register of the Trust at the close of business on the fifth preceding Business Day (each, a “Record Date”) in preference to dividends and distributions on Common Shares and any other shares of beneficial interest of the Trust ranking junior to the Cumulative Preferred Shares in payment of dividends and distributions. Dividends and distributions on a Series of Cumulative Preferred Shares shall accumulate from the date that they were issued and shall be pro-rated for the period from the date they were issued to but excluding the first Dividend Payment Date for such Series following the date they were issued. With respect to each Series, each period beginning on and including a Dividend Payment Date for such Series (or the Date of Original Issue for such Series, in the case of the first dividend period after the issuance of such shares) and ending on but excluding the next succeeding Dividend Payment Date for such Series is referred to herein as a “Dividend Period.” Dividends and distributions on account of arrears for any past Dividend Period or in connection with the redemption of a Series of Cumulative Preferred Shares may be declared and paid at any time, without reference to any Dividend Payment Date for such Series, to holders of record of such Series on such date not exceeding 30 days preceding the payment date thereof as shall be fixed by the Board of Trustees.

(b) (i) No full dividends or distributions shall be declared or paid on Cumulative Preferred Shares for any Dividend Period or part thereof unless full cumulative dividends and distributions due through the most recent respective dividend payment dates therefor for all series of Preferred Shares ranking on a parity with the Cumulative Preferred Shares (including, without limitation, shares of APS) as to the payment of dividends and distributions have been or contemporaneously are declared and paid through the most recent respective dividend payment dates therefor. When full cumulative dividends and distributions due have not been paid on all Outstanding Preferred Shares and a partial dividend or distribution is to be paid with respect to a Series of Cumulative Preferred Shares on a Dividend Payment Date, the Trust shall pay dividends and distributions on such Series of Cumulative Preferred Shares and other series of Preferred Shares for which unpaid dividends or distributions are due as nearly pro rata as possible in proportion to the respective amounts of dividends and distributions accumulated but unpaid on each such series of Preferred Shares on such Dividend Payment Date. No holders of Cumulative Preferred Shares shall be entitled to any dividends or distributions, whether payable in cash, property or shares, in excess of full cumulative dividends and distributions as provided in this paragraph 2(b)(i) on Cumulative Preferred Shares. No interest or sum of money in lieu of interest shall be payable in respect of any dividend payments on any Cumulative Preferred Shares that may be in arrears.

(ii) For so long as Cumulative Preferred Shares are Outstanding, the Trust shall not pay any dividend or other distribution (other than a dividend or distribution paid in Common Shares, or options, warrants or rights to subscribe for or purchase Common Shares or other shares, if any, ranking junior to the Cumulative Preferred Shares as to dividends and distribution of assets upon liquidation) in respect of the Common Shares or any other shares of the Trust ranking junior to the Cumulative Preferred Shares as to the payment of dividends and the distribution of assets upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other shares of the Trust ranking junior to the Cumulative Preferred Shares as to the payment of dividends and the distribution of assets upon liquidation (except by conversion into or exchange for shares of the Trust ranking junior to the Cumulative Preferred Shares as to dividends and distribution of assets upon liquidation), unless, in each case, (A) immediately thereafter, the Trust shall have Rating Agency Asset Coverage with respect to each Series of Outstanding Cumulative Preferred Shares, if a Rating Agency is then rating such Series of Cumulative Preferred Shares at the Trust’s request, and the Trust shall have Asset Coverage, (B) all cumulative dividends and distributions on all Cumulative Preferred Shares due on or prior to the date of the transaction have been declared and paid (or shall have been declared and sufficient funds for the payment thereof deposited with the applicable Dividend Disbursing Agent) and (C) the Trust has redeemed the full number of Cumulative Preferred Shares to be redeemed mandatorily pursuant to any provision contained herein for mandatory redemption.

(iii) Any dividend payment made on a Series of Cumulative Preferred Shares shall first be credited against the dividends and distributions accumulated with respect to the earliest Dividend Period for such Series for which dividends and distributions have not been paid.

(c) Not later than the Business Day immediately preceding each Dividend Payment Date with respect to a Series, the Trust shall deposit with the Dividend Disbursing Agent Deposit Assets having an initial combined value sufficient to pay the dividends and distributions that are payable on such Dividend Payment Date, which Deposit Assets shall mature (if such assets constitute debt securities or time deposits) on or prior to such Dividend Payment Date. The Trust may direct the Dividend Disbursing Agent with respect to the investment of any such Deposit Assets, provided that such investment consists exclusively of Deposit Assets and provided further that the proceeds of any such investment will be available at the opening of business on such Dividend Payment Date.

3. Liquidation Rights.

(a) In the event of any liquidation, dissolution, or winding up of the affairs of the Trust, whether voluntary or involuntary, the holders of Cumulative Preferred Shares of each Outstanding Series shall be entitled to receive out of the assets of the Trust available for distribution to shareholders, after satisfying claims of creditors but before any distribution or payment shall be made in respect of the Common Shares or any other shares of the Trust ranking junior to the Cumulative Preferred Shares as to liquidation payments, a liquidation distribution in the amount of the Liquidation Preference with respect to such Series, plus an amount equal to all unpaid dividends and distributions accumulated with respect to such Series to and including the date fixed for such distribution or payment (whether or not earned or declared by the Trust, but excluding any interest thereon), and such holders shall be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up of the Trust.

(b) If, upon any liquidation, dissolution or winding up of the affairs of the Trust, whether voluntary or involuntary, the assets of the Trust available for distribution among the holders of all Outstanding Cumulative Preferred Shares, and any other Parity Shares, shall be insufficient to permit the payment in full to such holders of Cumulative Preferred Shares of the applicable Liquidation Preference plus accumulated and unpaid dividends and distributions and the amounts due upon liquidation with respect to such other Preferred Shares, then such available assets shall be distributed among the holders of Cumulative Preferred Shares and such other Preferred Shares ratably in proportion to the respective aggregate preferential liquidation amounts to which each such holder is entitled. Unless and until the Liquidation Preference plus accumulated and unpaid dividends and distributions has been paid in full to the holders of Cumulative Preferred Shares, no dividends or distributions will be made to holders of the Common Shares or any other shares of the Trust ranking junior to the Cumulative Preferred Shares as to liquidation.

(c) A consolidation, reorganization or merger of the Trust or any class or series of shares of the Trust with or into any company, trust or other legal entity, or a sale, lease or exchange of all or substantially all of the assets of the Trust (or such class or series of shares of the Trust) in consideration for the issuance of equity securities of another company, trust of other legal entity, approved in accordance with the Governing Documents and the 1940 Act, shall not be deemed to be a liquidation, dissolution or winding up, whether voluntary or involuntary, for the purposes of this Section 3.

4. Redemption.

The Cumulative Preferred Shares shall be redeemed by the Trust as provided below:

(a) Mandatory Redemptions.

If the Trust is required to redeem any Preferred Shares (which may include Cumulative Preferred Shares) pursuant to paragraphs 6(b) or 6(c) of Part II hereof, then the Trust shall, subject to paragraph 4(c)(vi) below, to the extent permitted by the 1940 Act and Massachusetts law, by the close of business on such CPS Asset Coverage Cure Date or Rating Agency Asset

Coverage Cure Date (herein collectively referred to as a “Cure Date”), as the case may be, fix a redemption date that is on or before the Outside Redemption Date and proceed to redeem shares as set forth in paragraph 4(c) hereof. On such redemption date, the Trust shall redeem, out of funds legally available therefor, (i) Preferred Shares with an aggregate liquidation preference equal to the minimum aggregate liquidation preference such that, if such redemption had occurred immediately prior to the opening of business on such Cure Date, the Trust would have had Asset Coverage or Rating Agency Asset Coverage, as the case may be, immediately prior to the opening of business on such Cure Date or (ii) if such Asset Coverage or Rating Agency Asset Coverage, as the case may be, cannot be so restored, all of the Outstanding Cumulative Preferred Shares, at the applicable Liquidation Preference plus accumulated but unpaid dividends and distributions (whether or not earned or declared by the Trust) through the date of redemption (the “Redemption Price”), as well as all other Outstanding Preferred Shares in accordance with the terms thereof. In the event that Preferred Shares are redeemed pursuant to paragraphs 6(b) or 6(c) of Part II hereof, the Trust may, but is not required to, redeem an additional number of Cumulative Preferred Shares pursuant to this paragraph 4(a) which, when aggregated with other Preferred Shares redeemed by the Trust, permits the Trust to have with respect to the Preferred Shares (including the Cumulative Preferred Shares) remaining Outstanding after such redemption (i) Asset Coverage of as much as (but not more than) 220% and (ii) assets with a value as great as (but no greater than) 110% of the minimum amount required for Rating Agency Asset Coverage (giving effect to applicable discount factors and any other applicable Fitch Criteria or other applicable Rating Agency criteria). Mandatory redemptions required pursuant to paragraphs 6(b) or 6(c), as applicable, of Part II hereof shall be allocated among the Series of Cumulative Preferred Shares and series of other Preferred Shares as set forth in those paragraphs. In the event that all of the Cumulative Preferred Shares then Outstanding are required to be redeemed pursuant to paragraph 6 of Part II hereof, the Trust shall redeem such shares at the applicable Redemption Price and proceed to do so as set forth in paragraph 4(c) hereof.

(b) Optional Redemptions.

With respect to each Series of Cumulative Preferred Shares, prior to the date that is set forth and designated as the “Non-Redemption Date” with respect to such Series in the Appendix hereto applicable to such Series, a Series is not subject to optional redemption by the Trust unless such redemption is necessary, in the judgment of the Board of Trustees, to maintain the Trust’s status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Commencing on the Non-Redemption Date for a Series of Cumulative Preferred Shares, and thereafter, and prior thereto to the extent necessary to maintain the Trust’s status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, to the extent permitted by the 1940 Act and Massachusetts law, the Trust may at any time upon Notice of Redemption redeem shares of such Series of Cumulative Preferred Shares in whole or in part at the Redemption Price per share applicable to such Series, which notice shall specify a redemption date of not fewer than 15 days nor more than 40 days after the date of such notice. For the avoidance of doubt, the Trust may determine to effect an optional redemption of one or more Series of Cumulative Preferred Shares to the exclusion of other Series and/or other Outstanding Preferred Shares of the Trust in the Trust’s discretion.

(c) Procedures for Redemption.

(i) If the Trust shall determine or be required to redeem Cumulative Preferred Shares of one or more Series pursuant to this paragraph 4, it shall deliver or cause to be delivered a written notice of redemption (“Notice of Redemption”) with respect to such redemption to each holder of such Cumulative Preferred Shares to be redeemed at such holder’s address as the same appears on the share register of the Trust on the close of business on such date as the Board of Trustees or its delegatee may determine, which date shall not be earlier than the second Business Day prior to the date upon which such Notice of Redemption is distributed to the holders of such Series. Each such Notice of Redemption shall state: (A) the redemption date for such Series as established by the Board of Trustees or its delegatee; (B) the number of shares of such Series to be redeemed; (C) the CUSIP number(s) of such shares; (D) the applicable Redemption Price (specifying the amount of accumulated dividends and distributions to be included therein); (E) the place or places where the certificate(s) for such shares (properly endorsed or assigned for transfer, if the Board of Trustees or its delegatee shall so require and the Notice of Redemption shall so state), if any, are to be surrendered for payment in respect of such redemption; (F) that dividends and distributions on the shares to be redeemed will cease to accrue on such redemption date; (G) the provisions of this paragraph 4 under which such redemption is made; and (H) in the case of a redemption pursuant to paragraph 4(b), any conditions precedent to such redemption. If fewer than all shares of such Series held by any holder are to be redeemed, the Notice of Redemption distributed to such holder also shall specify the number or percentage of shares to be redeemed from such holder. No defect in the Notice of Redemption or the distribution thereof shall affect the validity of the redemption proceedings, except as required by applicable law.

(ii) If the Trust shall give a Notice of Redemption, then by the close of business on the Business Day preceding the redemption date specified in the Notice of Redemption (so long as any conditions precedent to such redemption have been met) or, if the Dividend Disbursing Agent so agrees, another date not later than the redemption date, the Trust shall (A) deposit with the Dividend Disbursing Agent Deposit Assets that shall mature (if such assets constitute debt securities or time deposits) on or prior to such redemption date having an initial combined value sufficient to effect the redemption of the shares of the Series to be redeemed and (B) give the Dividend Disbursing Agent irrevocable instructions and authority to pay the Redemption Price to the holders of the shares of the Series called for redemption on the redemption date. The Trust may direct the Dividend Disbursing Agent with respect to the investment of any Deposit Assets so deposited provided that the proceeds of any such investment will be available at the opening of business on such redemption date. Upon the date of such deposit (unless the Trust shall default in making payment of the Redemption Price), all rights of the holders of the Cumulative Preferred Shares of such Series so called for redemption shall cease and terminate except the right of the holders thereof to receive the Redemption Price thereof and such shares shall no longer be deemed Outstanding for any purpose. The Trust shall be entitled to receive, promptly after the date fixed for redemption, any cash in excess of the aggregate Redemption Price of the Series of Cumulative Preferred Shares called for redemption on such date and any remaining Deposit Assets. Any assets so deposited that are unclaimed at the end of two years from such redemption date shall, to the extent permitted by law, be repaid to the Trust, after which the holders of the shares of such Series so called for redemption shall look only to the Trust for payment of the Redemption Price thereof. The Trust shall be entitled to receive, from time to time after the date fixed for redemption, any interest on the Deposit Assets so deposited.

(iii) On or after the redemption date, each holder of shares of such Series that are subject to redemption shall surrender such shares to the Trust as instructed in the Notice of Redemption and shall then be entitled to receive the cash Redemption Price, without interest.

(iv) In the case of any redemption of less than all of the shares of a Series pursuant to this Statement, such redemption shall be made pro rata from each holder of shares of such Series in accordance with the respective number of shares held by each such holder on the record date for such redemption as a proportion of all the Outstanding shares of such Series.

(v) Notwithstanding the other provisions of this paragraph 4, the Trust shall not redeem any Cumulative Preferred Shares unless all accumulated and unpaid dividends and distributions on all Outstanding Cumulative Preferred Shares and other Preferred Shares ranking on a parity with the Cumulative Preferred Shares with respect to dividends and distributions (whether or not earned or declared by the Trust) shall have been or are contemporaneously paid or, with respect to Cumulative Preferred Shares, declared and Deposit Assets for the payment of such dividends and distributions shall have been deposited with the Dividend Disbursing Agent as set forth in paragraph 2(c) of Part II hereof; provided, however, that the foregoing shall not prevent the purchase or acquisition of Outstanding Preferred Shares pursuant to the successful completion of an otherwise lawful purchase, tender or exchange offer.

(vi) Notwithstanding anything to the contrary set forth in this Section 4, if the Trust does not have funds legally available for the redemption of, or is otherwise unable to redeem, all the Cumulative Preferred Shares or other Preferred Shares designated to be redeemed on any redemption date, the Trust shall redeem on such redemption date the number of Cumulative Preferred Shares and other Preferred Shares so designated as it shall have legally available funds, or is otherwise able, to redeem (allocating such redemption pro rata among the series of Preferred Shares based on the aggregate liquidation preference of each series of Preferred Shares designated for redemption), and the remainder of the Cumulative Preferred Shares and other Preferred Shares designated to be redeemed shall be redeemed on the earliest practicable date on which the Trust shall have funds legally available for the redemption of, or is otherwise able to redeem, such shares upon Notice of Redemption or other appropriate notice.

5. Voting Rights.

(a) General.

Except as otherwise provided in the Governing Documents or as otherwise required by applicable law, each holder of Cumulative Preferred Shares shall be entitled to one vote for each share held on each matter submitted to a vote of shareholders of the Trust and the holders of Outstanding Preferred Shares, including Cumulative Preferred Shares and APS, and the holders of outstanding Common Shares shall vote together as a single class; provided that the holders of Outstanding Preferred Shares, including Cumulative Preferred Shares and APS, shall be entitled, as a class, to the exclusion of the holders of all other securities and classes of shares of beneficial interest of the Trust, to elect two Trustees of the Trust. Subject to paragraph 5(b) of Part II hereof and the corresponding provisions of these Bylaws related to other series of Preferred Shares, the holders of shares of beneficial interest of the Trust, including the holders of outstanding Common Shares and Outstanding Preferred Shares, including the Cumulative Preferred Shares and APS, voting as a single class, shall elect the balance of the Trustees. Whenever these Bylaws entitle the holders of the Outstanding Preferred Shares, including APS and Cumulative Preferred Shares, to vote as a class separate from the holders of Common Shares, or entitle the holders of one or more series of Outstanding Preferred Shares to vote separately, each holder of such Preferred Shares entitled to vote, including the APS and the Cumulative Preferred Shares, shall be entitled to have one vote for every $25.00 in liquidation preference such Preferred Share is entitled to, and any fraction of $25.00 shall be entitled to a proportionate fractional vote, except as otherwise provided in the Declaration of Trust, these Bylaws or required by applicable law. For the avoidance of doubt, as set forth above in this paragraph 5(a), with respect to any matter in which the holders of Preferred Shares vote in the same class with holders of Common Shares, holders of Preferred Shares and Common Shares shall each be entitled to one vote per share.

(b) Right to Elect Majority of Board of Trustees.

Except as otherwise required by law, during any period in which any one or more of the conditions described below shall exist (such period being referred to herein as a “Voting Period”), the number of Trustees constituting the Board of Trustees of the Trust shall be automatically increased by the smallest number that, when added to the two Trustees elected exclusively by the holders of Outstanding Preferred Shares, including the Cumulative Preferred Shares and APS, would constitute a majority of the Board of Trustees of the Trust as so increased by such smallest number; and the holders of Outstanding Preferred Shares, including Cumulative Preferred Shares and APS, shall be entitled, voting separately as one class (to the exclusion of the holders of all other securities and classes of shares of beneficial interest of the Trust), to elect such smallest number of additional Trustees (as so elected, the “Additional Trustees”), in addition to the two Trustees that such holders are in any event entitled to elect. The Trust and the Board of Trustees shall take all necessary actions to effect an adjustment of the number and/or composition of Trustees as described in the preceding sentence.

A Voting Period shall commence:

(i) if at any time accumulated dividends and distributions (whether or not earned or declared, and whether or not funds are then legally available in an amount sufficient therefor) on the Outstanding Preferred Shares, including Cumulative Preferred Shares and the APS, equal to at least two full years’ dividends and distributions shall be due and unpaid and sufficient Deposit Assets shall not have been deposited with the Dividend Disbursing Agent or other appropriate agent for the payment of such accumulated dividends and distributions; or

(ii) if at any time holders of any Outstanding Preferred Shares, including the holders of Cumulative Preferred Shares and, without limitation, the APS, are entitled to elect a majority of the Trustees of the Trust under the 1940 Act.

Upon the termination of a Voting Period, the voting rights described in this paragraph 5(b) shall cease, subject always, however, to the revesting of such voting rights in the holders of Outstanding Preferred Shares upon the further occurrence of any of the events described in this paragraph 5(b), the terms of the Additional Trustees shall terminate automatically, and the remaining Trustees shall constitute the Trustees of the Trust.

(c) Right to Vote with Respect to Certain Other Matters.

So long as any Cumulative Preferred Shares are Outstanding, the Trust shall not, (i) without an affirmative vote by two-thirds of the votes of holders of Preferred Shares Outstanding at the time (such Shares being entitled to a number of votes determined in accordance with the third sentence of Section 5(a) above), voting together as a class separate from the holders of Common Shares, authorize, create or issue any class or series of shares of beneficial interest ranking prior to the Cumulative Preferred Shares or any other series of Preferred Shares, including the APS, with respect to payment of dividends or the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Trust; it being understood, however, that no vote is required to authorize the issuance of another series of Cumulative Preferred Shares or another series of Preferred Shares that does not rank prior to the Cumulative Preferred Shares or any other series of Preferred Shares, including the APS, with respect to payment of dividends or the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Trust; or (ii) without the affirmative vote or consent of the holders of two-thirds of the Cumulative Preferred Shares Outstanding at the time, amend, alter or repeal the provisions of the Governing Documents, whether by merger, consolidation or otherwise, so as to adversely affect any of the contract rights expressly set forth in the Governing Documents of holders of Cumulative Preferred Shares. To the extent permitted under the 1940 Act, in the event shares of more than one Series of Cumulative Preferred Shares are Outstanding, the Trust shall not approve any action set forth in the preceding clause (ii) that adversely affects the contract rights expressly set forth in the Governing Documents of a holder of a Series of Cumulative Preferred Shares differently than those of a holder of any other series of Preferred Shares without the affirmative vote of the holders of at least two-thirds of the Cumulative Preferred Shares of each Series adversely affected and Outstanding at such time (each such adversely affected Series voting separately as a class). For the avoidance of doubt, with regard to actions set forth in clause (ii) in the first sentence of this paragraph, holders of a Series of Cumulative Preferred Shares shall not be entitled to vote on any action that does not adversely affect the contract rights expressly set forth in the Governing Documents of holders of such Series. Unless a higher percentage is provided for under the Governing Documents, a majority vote by holders of the Outstanding Preferred Shares, including Cumulative Preferred Shares and APS (such Shares being entitled to a number of votes determined in accordance with the third sentence of Section 5(a) above), voting together as a single class, will be required to approve any plan of reorganization (including bankruptcy proceedings) adversely affecting such shares or any action requiring a vote of security holders under Section 13(a) of the 1940 Act. The class (and, where applicable, the series) vote of holders of Preferred Shares, including Cumulative Preferred Shares and APS, described above will in each case be in addition to a separate vote of the requisite percentage of Common Shares and Preferred Shares, including Cumulative Preferred Shares and APS, voting together as a single class, necessary to authorize the action in question.

(d) Voting Procedures.

(i) As soon as practicable after the accrual of any right of the holders of Preferred Shares to elect additional Trustees as described in paragraph 5(b) above, the Trust shall call a special meeting of such holders and instruct the Dividend Disbursing Agent or any other appropriate agent for Preferred Shares other than the Cumulative Preferred Shares to distribute a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 20 days after the date of distribution of such notice. If the Trust fails to send such notice to the Dividend Disbursing Agent or such other appropriate agent or if the Trust does not call such a special meeting, it may be called by any such holder on like notice. The record date for determining the holders entitled to notice of and to vote at such special meeting shall be the close of business on the fifth Business Day preceding the day on which such notice is distributed. At any such special meeting and at each meeting held during a Voting Period at which Trustees are elected, such holders of Preferred Shares entitled to vote pursuant to paragraph 5(b) above and the preceding sentence, voting together as a separate class (to the exclusion of the holders of all other securities and classes of shares of beneficial interest of the Trust), shall be entitled to elect the number of Trustees prescribed in paragraph 5(b) above. At any such meeting or adjournment thereof in the absence of a quorum, a number of holders representing a majority of votes to which holders present in person or by proxy are entitled shall have the power to adjourn the meeting without notice, other than by an announcement at the meeting, to a date not more than 120 days after the original record date.

(ii) Except as otherwise required by applicable law, for purposes of determining any rights of the holders of Cumulative Preferred Shares to vote on any matter or the number of shares required to constitute a quorum, whether such right is created by this Statement, by the other provisions of the Governing Documents, by statute or otherwise, any Cumulative Preferred Share which is not Outstanding shall not be counted.

(iii) The terms of office of all persons who are Trustees of the Trust at the time of a special meeting of holders of Cumulative Preferred Shares and holders of other Preferred Shares, including APS, to elect Trustees shall continue, notwithstanding the election at such meeting by such holders of the number of Trustees that they are entitled to elect, and the persons so elected by such holders, together with the two incumbent Trustees elected by the holders of Preferred Shares and the remaining incumbent Trustees elected by the holders of the Common Shares and Preferred Shares, shall constitute the duly elected Trustees of the Trust.

(iv) Simultaneously with the termination of a Voting Period, the terms of office of the Additional Trustees shall automatically terminate, the remaining trustees shall constitute the Trustees of the Trust and the voting rights of the holders of Preferred Shares to elect additional trustees pursuant to paragraph 5(b) above shall cease, subject to the provisions of the last sentence of paragraph 5(b).

(e) Exclusive Remedy.

Unless otherwise required by law, the holders of Cumulative Preferred Shares shall not have any rights or preferences other than those specifically set forth herein. The holders of Cumulative Preferred Shares shall have no preemptive rights or rights to cumulative voting. In the event that the Trust fails to pay any dividends and distributions on the Cumulative Preferred Shares, the exclusive remedy of the holders shall be the right to vote for Trustees pursuant to the provisions of this paragraph 5.

(f) Notification to Rating Agency.

In the event a vote of holders of Cumulative Preferred Shares is required pursuant to the provisions of Section 13(a) of the 1940 Act, as long as any Series of Cumulative Preferred Shares is then rated by a Rating Agency at the Trust’s request, the Trust shall, not later than 10 Business Days prior to the date on which such vote is to be taken, notify each relevant Rating Agency that such vote is to be taken and the nature of the action with respect to which such vote is to be taken and, not later than 10 Business Days after the date on which such vote is taken, notify each such Rating Agency of the result of such vote. The Trust shall also notify each relevant Rating Agency 10 Business Days prior to any vote arising under paragraph 7(c) above, to the extent not already subject to notice pursuant to the preceding sentence.

6. Coverage Tests.

(a) Determination of Compliance.

For so long as any Cumulative Preferred Shares are Outstanding, the Trust shall be subject to the following:

(i) Asset Coverage.

The Trust shall have Asset Coverage as of the last Business Day of each March, June, September and December while any Cumulative Preferred Shares are Outstanding.

(ii) Rating Agency Asset Coverage Requirement.

For so long as a Rating Agency is rating any Series of Outstanding Cumulative Preferred Shares at the Trust’s request, the Trust shall maintain, on each Valuation Date, Rating Agency Asset Coverage. For the avoidance of doubt, if more than one Rating Agency is rating a Series at a given time at the Trust’s request, or if different Rating Agencies are rating different Series, the Trust shall be required to satisfy the asset coverage requirements of each Rating Agency that is rating at least one Series in order to have Rating Agency Asset Coverage. Upon any failure to maintain Rating Agency Asset Coverage, the Trust shall use all commercially reasonable efforts to obtain Rating Agency Asset Coverage on or prior to the Rating Agency Asset Coverage Cure Date, by altering the composition of its portfolio or otherwise.

(b) Failure to Meet Asset Coverage.

If the Trust fails to have Asset Coverage as of the last Business Day of March, June, September or December while any Cumulative Preferred Shares are Outstanding, as provided in paragraph 6(a)(i) hereof, and such failure is not cured as of the related CPS Asset Coverage Cure Date, (i) the Trust shall give a Notice of Redemption as described in Section 4 of Part II hereof with respect to the redemption of Cumulative Preferred Shares that, together with other Preferred Shares, if any, that are to be redeemed, have sufficient aggregate liquidation preference to enable the Trust to have Asset Coverage had such redemption occurred immediately prior to the opening of business on the applicable Cure Date, and, at the Trust’s discretion, such additional Cumulative Preferred Shares or other Preferred Shares in order that the Trust have Asset Coverage with respect to the Cumulative Preferred Shares and any other Preferred Shares remaining Outstanding after such redemption of as much as (but no more than) 220%, and (ii) deposit with the Dividend Disbursing Agent Deposit Assets sufficient to effect the redemption of the Cumulative Preferred Shares to be so redeemed, in each case in accordance with the terms and provisions set forth in Section 4 of Part II hereof. At any time APS are Outstanding, if the Trust is required to mandatorily redeem Preferred Shares pursuant to this paragraph 6(b), such redemption shall be allocated in accordance with the following: (i) the portion of the redemption allocated to the Outstanding series of APS, in aggregate, shall be proportionate to the aggregate liquidation preference of the Outstanding APS relative to the aggregate liquidation preference of the Outstanding Preferred Shares, while the portion of the redemption allocated to the Outstanding Series of Cumulative Preferred Shares, in aggregate, shall be proportionate to the aggregate liquidation preference of the Outstanding Cumulative Preferred Shares relative to the aggregate liquidation preference of the Outstanding Preferred Shares, (ii) the redemption proceeds applied to the APS pursuant to the foregoing shall be allocated among the series of Outstanding APS pro rata based on the proportion that the aggregate liquidation preference of each series of Outstanding APS represents of the aggregate liquidation preference of all Outstanding APS and (iii) the redemption proceeds applied to the Cumulative Preferred Shares pursuant to the foregoing shall be allocated among the Series of Outstanding Cumulative Preferred Shares in any proportion in the discretion of the Trust. If no APS are Outstanding and the Trust is required to mandatorily redeem Preferred Shares pursuant to this paragraph 6(b), such redemption shall be allocated among the Outstanding Series of Cumulative Preferred Shares and series of other Outstanding Preferred Shares in any proportion at the discretion of the Trust.

(c) Failure to Maintain Rating Agency Asset Coverage.

If the Trust fails to have Rating Agency Asset Coverage on a Valuation Date while any Rating Agency is rating any Series of Outstanding Cumulative Preferred Shares at the Trust’s request, as provided in paragraph 6(a)(ii) above, and such failure is not cured as of the Rating Agency Asset Coverage Cure Date, the Trust shall, on or prior to the Rating Agency Asset Coverage Cure Date, (i) give a Notice of Redemption as described in Section 4 of Part II hereof with respect to the redemption of Cumulative Preferred Shares that, together with other Preferred Shares, if any, that are to be redeemed, have sufficient aggregate liquidation preference to enable the Trust to have Rating Agency Asset Coverage had such redemption occurred immediately prior to the opening of business on the applicable Cure Date, and, at the Trust’s discretion, such additional Cumulative Preferred Shares or other Preferred Shares in order that the Trust have assets after such redemption as great as (but no greater than) 110% of the minimum amount needed for Rating Agency Asset Coverage (giving effect to applicable discount factors and any other applicable Fitch Criteria or other applicable Rating Agency criteria), and (ii) deposit with the Dividend Disbursing Agent Deposit Assets having an initial combined value sufficient to effect the redemption of the Cumulative Preferred Shares to be so redeemed, in each case in accordance with the terms and provisions set forth in Section 4 of Part II hereof. If the Trust is required to mandatorily redeem Preferred Shares pursuant to this paragraph 6(c), such redemption shall be allocated among the Outstanding Series of Cumulative Preferred Shares and series of other Outstanding Preferred Shares in any proportion at the discretion of the Trust.

(d) Status of Shares Called for Redemption.

For purposes of determining whether the requirements of paragraphs 6(a)(i) and 6(a)(ii) hereof are satisfied, (i) no Cumulative Preferred Share shall be deemed to be Outstanding for purposes of any computation if, prior to or concurrently with such determination, sufficient Deposit Assets to pay the full Redemption Price for such share shall have been deposited in trust with the Dividend Disbursing Agent (or applicable paying agent) and the requisite Notice of Redemption shall have been given, and (ii) such Deposit Assets deposited with the Dividend Disbursing Agent (or paying agent) shall not be considered assets of the Trust. Other Preferred Shares shall likewise be considered in the computations contemplated by paragraphs 6(a)(i) and 6(a)(ii) only to the extent they are Outstanding, and amounts deposited for the redemption of such shares shall likewise not be considered assets of the Trust.

7. Certain Other Restrictions.

(a) For so long as Cumulative Preferred Shares of any Series are rated by a Rating Agency at the request of the Trust, the Trust will not, and will cause the Adviser not to, (i) knowingly and willfully purchase or sell any asset for the specific purpose of causing, and with the actual knowledge that the effect of such purchase or sale will be to cause, the Trust to have assets insufficient to maintain Rating Agency Asset Coverage, or (ii) in the event that, as of the immediately preceding Valuation Date, the value of the Trust’s assets exceeded the minimum amount necessary for Rating Agency Asset Coverage by 5% or less, alter the composition of the Trust’s assets in a manner reasonably expected to reduce the margin by which the value of the Trust’s assets exceeds the minimum amount necessary for Rating Agency Asset Coverage, unless the Trust shall have confirmed that, after giving effect to such alteration, the Trust will have Rating Agency Asset Coverage.

(b) For so long as the Cumulative Preferred Shares of any Series are rated by a Rating Agency at the request of the Trust, the Trust shall not consolidate the Trust with, merge the Trust into, sell, or otherwise transfer all or substantially all of the Trust’s assets to another Person or adopt a plan of liquidation of the Trust, in each case without providing prior written notification to the relevant Rating Agency.

8. Limitation on Incurrence of Additional Indebtedness and Issuance of Additional Preferred Shares.

(a) So long as any Cumulative Preferred Shares are Outstanding, the Trust may issue and sell one or more series of a class of senior securities of the Trust representing indebtedness within the meaning Section 18(g) of the 1940 Act and/or otherwise create or incur indebtedness, provided that, immediately after giving effect to the incurrence of such indebtedness and to its receipt and application of the proceeds thereof, the Trust shall have an “asset coverage” for all senior securities representing indebtedness, as defined in Section 18(h) of the 1940 Act, of at least 300% of the amount of all indebtedness of the Trust then outstanding and no such additional indebtedness shall have any preference or priority over any other indebtedness of the Trust upon the distribution of the assets of the Trust or in respect of the payment of interest. Any possible liability resulting from lending and/or borrowing portfolio securities, entering into reverse repurchase agreements, entering into futures contracts or swap agreements or writing options or entering into other derivative instruments, to the extent such transactions are made in accordance with the investment restrictions of the Trust then in effect, shall not be considered to be indebtedness limited by this paragraph 8(a).

(b) So long as any Cumulative Preferred Shares are Outstanding, the Trust may issue and sell shares of one or more other series of Preferred Shares constituting a series of a class of senior securities of the Trust representing stock within the meaning of Section 18(g) of the 1940 Act in addition to the Cumulative Preferred Shares and other Preferred Shares then Outstanding, provided that the Trust shall, immediately after giving effect to the issuance of such additional Preferred Shares and to its receipt and application of the proceeds thereof, including, without limitation, to the redemption of Preferred Shares for which a notice of redemption has been distributed prior to such issuance, have an “asset coverage” for all senior securities which are stock, as defined in Section 18(h) of the 1940 Act, of at least 200% of the sum of the Liquidation Preference of the Cumulative Preferred Shares and the aggregate liquidation preference all other Preferred Shares then Outstanding, and (ii) no such additional Preferred Shares shall have any preference or priority over any other Preferred Shares upon the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Trust or in respect of the payment of dividends.

PART III

ABILITY OF THE BOARD OF TRUSTEES TO MODIFY THE STATEMENT

1. Modification to Prevent Ratings Reduction or Withdrawal.

The Board of Trustees, without further action by the shareholders, may amend, alter, add to, or repeal any provision of this Statement that has been adopted by the Trust pursuant to the Rating Agency Guidelines or add covenants and other obligations of the Trust to this Statement, if the applicable Rating Agency confirms that such amendments or modifications are necessary to prevent a reduction in, or the withdrawal of, a rating of any Series of Cumulative Preferred Shares and such amendments and modifications do not adversely affect the rights and preferences of the holders of the Cumulative Preferred Shares.

2. Other Modification.

The Board of Trustees, without further action by the shareholders, may amend, alter, add to, or repeal any provision of this Statement, including provisions that have been adopted by the Trust pursuant to the Rating Agency Guidelines, if such amendments or modifications will not in the aggregate adversely affect the rights and preferences of the holders of any Series of Cumulative Preferred Shares, provided, that the Trust has received confirmation from each applicable Rating Agency that such amendment or modification would not adversely affect such Rating Agency’s then-current rating of such Series of the Trust’s Cumulative Preferred Shares.

Notwithstanding the provisions of the preceding paragraph, to the extent permitted by law, the Board of Trustees or its delegatee, without the vote of the holders of the Cumulative Preferred Shares or any other shares of the Trust, may amend the provisions of this Statement to resolve any inconsistency or ambiguity or to remedy any formal defect so long as the amendment does not in the aggregate adversely affect the rights and preferences of the Cumulative Preferred Shares.

PART IV

MISCELLANEOUS

1. Limitation of Liability of Trustees and Shareholders.

A copy of the Declaration is on file with the Secretary of the Commonwealth of Massachusetts, and notice hereby is given that this agreement is executed on behalf of the Trust by an officer or Trustee of the Trust in his or her capacity as an officer or Trustee of the Trust and not individually and that the obligations under or arising out of this Statement are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and properties of the Trust.

[REMAINDER OF PAGE INTENTIONALLY LEFT BLANK]

IN WITNESS WHEREOF, AllianzGI Convertible & Income Fund has caused this Statement to be signed in its name and on its behalf by its President and Chief Executive Officer on this 13th day of September, 2018.

By:	/s/ Thomas J. Fuccillo
Name: Thomas J. Fuccillo
Title: President & Chief Executive Officer

[AllianzGI Convertible & Income Fund Statement – Cumulative Preferred Shares]

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APPENDIX A

ALLIANZGI CONVERTIBLE & INCOME FUND

5.625% SERIES A CUMULATIVE PREFERRED SHARES

This Appendix establishes a Series of Cumulative Preferred Shares of AllianzGI Convertible & Income Fund. Except as set forth below, this Appendix incorporates by reference the terms set forth with respect to all Series of such Cumulative Preferred Shares in the “Statement Establishing and Fixing the Rights and Preferences of Cumulative Preferred Shares” effective as of September 13, 2018 (the “CPS Statement”). This Appendix has been adopted by resolution of the Board of Trustees of AllianzGI Convertible & Income Fund and is effective as of September 13, 2018. Capitalized terms used herein but not defined herein have the respective meanings therefor set forth in the CPS Statement.

Section 1. Designation as to Series.

5.625% Series A Cumulative Preferred Shares: A series of Preferred Shares classified as Cumulative Preferred Shares is hereby designated as the “5.625% Series A Cumulative Preferred Shares” (the “5.625% Series A Cumulative Preferred Shares”). Each share of such Series shall have such preferences, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Declaration, the Bylaws and the CPS Statement (except as the CPS Statement may be expressly modified by this Appendix), as are set forth in this Appendix A. The 5.625% Series A Cumulative Preferred Shares shall constitute a separate series of Preferred Shares and each 5.625% Series A Cumulative Preferred Share shall be identical. The following terms and conditions shall apply solely to the 5.625% Series A Cumulative Preferred Shares:

Section 2. Number of Authorized Shares of Series.

The number of authorized shares of 5.625% Series A Cumulative Preferred Shares is 4,000,000.

Section 3. Date of Original Issue with Respect to Series.

The Date of Original Issue is September 20, 2018.

Section 4. Liquidation Preference Applicable to Series.

The Liquidation Preference is $25.00 per share.

Section 4. Dividend Rate.

The Dividend Rate shall be 5.625% per annum (computed on the basis of a 360-day year consisting of twelve 30-day months) of the Liquidation Preference.

Section 5. Dividend Payment Dates Applicable to Series.

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The Dividend Payment Dates are March 31, June 30, September 30, and December 31 in each year, commencing on October 1, 2018.

Section 6. Optional Redemption.

The Non-Redemption Date is September 20, 2023.

Section 7. Exceptions to Certain Definitions Applicable to Series.

The following definitions contained under the heading “Definitions” in the CPS Statement are hereby amended as follows:

Not applicable.

Section 8. Additional Definitions Applicable to the Series.

The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

Not applicable.

Section 9. Amendments to Terms of Cumulative Preferred Shares Applicable to the Series.

The following provisions contained under the heading “Terms of All Series of Cumulative Preferred Shares” in the CPS Statement are hereby amended as follows:

Not applicable.

[Signature page follows.]

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IN WITNESS WHEREOF, AllianzGI Convertible & Income Fund has caused this Appendix to be signed in its name and on its behalf by a duly authorized officer, who acknowledges said instrument to be the act of the Trust, and states that to the best of such officer’s knowledge, information and belief the matters and facts herein set forth with respect to approval are true in all material respects, all as of September 13, 2018.

ALLIANZGI CONVERTIBLE & INCOME FUND

By:	/s/ Thomas Fuccillo
Name: Thomas Fuccillo
Title: President and Chief Executive Officer

EXHIBIT A